Note 13 - Income Taxes (Details) - The Provision (Benefit) for Federal Income Taxes - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014	Sep. 30, 2014	Jun. 30, 2014	Mar. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
The Provision (Benefit) for Federal Income Taxes [Abstract]
Current payable									$ 1,004	$ 2,146	$ 1,556
Deferred									558	(154)	423
Total provision	$ 298	$ 544	$ 316	$ 404	$ 550	$ 529	$ 414	$ 499	$ 1,562	$ 1,992	$ 1,979